JRAPP\136243.1 - 8/13/08


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RLA Management Co., LLC
Address:          650 Fifth Avenue, 6th floor
                  New York, New York 10019


Form 13F File Number: 028-12972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Russell L. Anmuth
Title:            Managing Member
Phone:            (212) 259-5101

Signature, Place, and Date of Signing:

/s/ Russell L. Anmuth    New York, New York  August 14, 2008
-----------------------  ------------------  ---------------
      [Signature]           [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $90,699 (thousands)


List of Other Included Managers:

   None.


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                                    Form 13 F

                             Report Date: 06/30/2008

Reporting Manager: RLA Management Co., LLC

                             Title                Value     Shares/    SH/  Put/  Investment  Other     Voting Authority
Name of Issuer               of Class  Cusip      (x$1000)  Prn Amt    PR   Call  Discretion  Managers  Sole       Shared  None
---------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
CHINA AGRITECH INC           COMM      16937A101     718      323,300  SH         Sole                    323,300
CHINDEX INTERNATIONAL INC    COMM      169467107   6,968      475,000  SH         Sole                    475,000
DG FASTCHANNEL INC           COMM      23326R109   8,056      467,008  SH         Sole                    467,008
EMCORE CORP                  COMM      290846104  20,189    3,225,000  SH         Sole                  3,225,000
NET 1 UEPS TECHNOLOGIES INC  COMM      64107N206  15,066      620,000  SH         Sole                    620,000
NEXTWAVE WIRELESS INC        COMM      65337Y102  11,736    2,905,000  SH         Sole                  2,905,000
PLX TECHNOLOGY INC           COMM      693417107   3,205      420,100  SH         Sole                    420,100
SOUTHWALL TECHNOLOGIES INC   COMM      844909101      43       31,000  SH         Sole                     31,000
TESSERA TECHNOLOGIES INC     COMM      88164L100   6,712      410,000  SH         Sole                    410,000
TESSERA TECHNOLOGIES INC     COMM      88164L100   1,637      100,000  SH   CALL  Sole                    100,000
ZOLTEK COMPANIES INC         COMM      98975W104  16,369      675,000  SH         Sole                    675,000

Number of Rows: 11
Number of Other Mangers: 0

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